Consolidated Statements of Net Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	$ 20,093	$ 20,000
Expenses
Research and development	37,955	7,937	51,418
General and administrative	12,426	7,629	7,815
Depreciation and amortization	699	283	33
Total expenses	51,080	15,849	59,266
Net (loss) income from operations	(30,987)	4,151	(59,266)
Other (Income) Expenses
Finance income	(73)	(29)	(116)
Finance expense	125	1,091	423
Foreign exchange loss	76	114	38
Other income	(605)
(Gain) loss on fair value of warrant	(15,708)	27,856	(19,801)
Warrant derivative issue cost		1,816	2,097
Gain on settlement		(2,513)
Total other (income) expenses	(16,185)	28,335	(17,359)
Income tax expense	56
Net and comprehensive loss	$ (14,858)	$ (24,184)	$ (41,907)
Basic and diluted loss per share	$ (0.14)	$ (0.36)	$ (1.37)